Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096 770.497.9100

4 February 2019

P2 Master Trust A
40 West 57th Street, 15th Floor
New York, NY 10019

RE:    Progress Residential Depositor 2, LLC (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1.  The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2.  Some of the Properties were previously designated by P2 Master Trust A (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3.  Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b.  Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c.  How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.  Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.  Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.  Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.  Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5.  Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6.  Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d.  Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1.  Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 4 of 194 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director, Institutional Transactions

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Schedule I

Client Code	Address	HOA Status
275484	4667 Doral Park Ave	APPARENT HOA PROPERTY
278095	4710 Glenbrooke Ter	APPARENT HOA PROPERTY
278965	13247 Pinyon Drive	APPARENT HOA PROPERTY
301208	12002 Green Butte Court	APPARENT HOA PROPERTY
275091	3028 W Salter Dr	APPARENT NON-HOA PROPERTY
276115	12814 N 126th Ave	APPARENT NON-HOA PROPERTY
276260	2625 S 156th Ave	APPARENT NON-HOA PROPERTY
277893	6603 E Northridge St	APPARENT NON-HOA PROPERTY
278207	10204 N 87th Dr	APPARENT NON-HOA PROPERTY
278827	1723 E San Tan St	APPARENT NON-HOA PROPERTY
280656	12802 N 115th Ln	APPARENT NON-HOA PROPERTY
281055	21632 N 33rd Ave	APPARENT NON-HOA PROPERTY
300014	1209 E Villa Rita Dr	APPARENT NON-HOA PROPERTY
300254	12621 W Bloomfield Rd	APPARENT NON-HOA PROPERTY
148250	29310 Birds Eye Drive	APPARENT NON-HOA PROPERTY
273435	8471 Pikes Peak Dr N.	APPARENT NON-HOA PROPERTY
274874	1301 Baranova Rd	APPARENT NON-HOA PROPERTY
275023	4393 Queensway Dr	APPARENT NON-HOA PROPERTY
275210	4554 Crosstie Rd N	APPARENT NON-HOA PROPERTY
275360	8259 Pepperwood Dr	APPARENT NON-HOA PROPERTY
275861	4946 Irish Moss Dr S.	APPARENT NON-HOA PROPERTY
275884	2782 Muscatello St	APPARENT NON-HOA PROPERTY
275923	12318 Cobblestone Cir S	APPARENT NON-HOA PROPERTY
275976	3206 Katys Ct	APPARENT NON-HOA PROPERTY
276215	248 Frances Ave	APPARENT NON-HOA PROPERTY
276278	7806 E Collins Ridge Blvd	APPARENT NON-HOA PROPERTY
276281	10922 Horse Track Dr	APPARENT NON-HOA PROPERTY
276285	813 Virginia Woods Ln	APPARENT NON-HOA PROPERTY
276401	8112 Cameron Cay Ct	APPARENT NON-HOA PROPERTY
276555	4262 Sandhurst Dr	APPARENT NON-HOA PROPERTY
276669	1227 SE 2nd Pl	APPARENT NON-HOA PROPERTY
276835	1632 Monument Oaks Dr	APPARENT NON-HOA PROPERTY
276840	4355 E Pine Inlet St	APPARENT NON-HOA PROPERTY
276980	4715 Whitetail Ln	APPARENT NON-HOA PROPERTY
277036	507 SE 25th LN	APPARENT NON-HOA PROPERTY
277084	105 Rock Springs Ct	APPARENT NON-HOA PROPERTY
277155	128 Lake Daisy Ter	APPARENT NON-HOA PROPERTY
277573	1908 Castle Bay Ct	APPARENT NON-HOA PROPERTY
277682	1526 SE 5th Pl	APPARENT NON-HOA PROPERTY

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Client Code	Address	HOA Status
277773	4726 Addax Dr	APPARENT NON-HOA PROPERTY
277846	7758 Pepper Cir W.	APPARENT NON-HOA PROPERTY
277865	1512 Lake Thomas Loop	APPARENT NON-HOA PROPERTY
277890	322 N Fork Pl	APPARENT NON-HOA PROPERTY
277931	1633 Liggins Ave	APPARENT NON-HOA PROPERTY
277984	1718 SW 12th Ter	APPARENT NON-HOA PROPERTY
277994	4208 SE 9th Ave	APPARENT NON-HOA PROPERTY
278048	3192 Ryans Ct	APPARENT NON-HOA PROPERTY
278055	1215 Creek Woods Circle	APPARENT NON-HOA PROPERTY
278096	3412 SW Santa Barbara Pl	APPARENT NON-HOA PROPERTY
278149	178 Dovetail Ct	APPARENT NON-HOA PROPERTY
278335	3729 SW 1st Pl	APPARENT NON-HOA PROPERTY
278400	3182 Tobago Court	APPARENT NON-HOA PROPERTY
278477	4400 SW 6th Ave	APPARENT NON-HOA PROPERTY
278594	2833 Picadilly Cir	APPARENT NON-HOA PROPERTY
278973	119 Lookout Dr	APPARENT NON-HOA PROPERTY
279147	2415 Academy Blvd	APPARENT NON-HOA PROPERTY
279242	7125 Star Rush Dr	APPARENT NON-HOA PROPERTY
279268	625 SW 10th Pl	APPARENT NON-HOA PROPERTY
279270	3031 SW 15th Ave	APPARENT NON-HOA PROPERTY
279395	117 SW 22nd Ter	APPARENT NON-HOA PROPERTY
279398	16 NE 20th Ct	APPARENT NON-HOA PROPERTY
279495	207 NE 24th Ave	APPARENT NON-HOA PROPERTY
279497	1213 SE 17th Ter	APPARENT NON-HOA PROPERTY
280239	818 Big Buck Cir	APPARENT NON-HOA PROPERTY
280607	4737 Cloverhill Circle S	APPARENT NON-HOA PROPERTY
280665	8533 Gum Tree Ave	APPARENT NON-HOA PROPERTY
280764	1222 SW 15th Ter	APPARENT NON-HOA PROPERTY
280766	344 Sunnyside Dr	APPARENT NON-HOA PROPERTY
280788	3149 S Orleans Way	APPARENT NON-HOA PROPERTY
280899	8030 Gabriel Dr	APPARENT NON-HOA PROPERTY
280947	4839 Cypress Tree Dr	APPARENT NON-HOA PROPERTY
280968	2212 Kenwick Dr	APPARENT NON-HOA PROPERTY
281010	4220 Penney Kamp Rd	APPARENT NON-HOA PROPERTY
281128	1540 Clearglades Dr	APPARENT NON-HOA PROPERTY
281132	12451 Remler Dr W	APPARENT NON-HOA PROPERTY
281301	5503 Bluejay Ln	APPARENT NON-HOA PROPERTY
281376	30722 Tremont Dr	APPARENT NON-HOA PROPERTY
300120	1144 SW 6th Ter	APPARENT NON-HOA PROPERTY
300196	2911 Delcrest Drive	APPARENT NON-HOA PROPERTY
300336	10200 Winder Trl	APPARENT NON-HOA PROPERTY

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Client Code	Address	HOA Status
300401	724 Iowa Woods Cir E	APPARENT NON-HOA PROPERTY
300420	1306 Keel Place	APPARENT NON-HOA PROPERTY
300721	970 Sandstone Dr	APPARENT NON-HOA PROPERTY
300725	2929 Mill Run Boulevard	APPARENT NON-HOA PROPERTY
301359	3716 Sand Pebble Drive	APPARENT NON-HOA PROPERTY
301515	593 Benjamin Harrison St	APPARENT NON-HOA PROPERTY
301804	3753 Opal Drive	APPARENT NON-HOA PROPERTY
301861	4308 Chipmunk Drive	APPARENT NON-HOA PROPERTY
303069	1125 Buccaneer Blvd	APPARENT NON-HOA PROPERTY
303486	2047 Sarah Louise Dr	APPARENT NON-HOA PROPERTY
303488	16314 Caliente Place	APPARENT NON-HOA PROPERTY
304339	9100 Lometa Lane	APPARENT NON-HOA PROPERTY
305210	1111 Briarpark Way	APPARENT NON-HOA PROPERTY
301764	453 Camella Cir	APPARENT NON-HOA PROPERTY
302256	5028 Kens Court	APPARENT NON-HOA PROPERTY
303436	4080 Monarch Dr	APPARENT NON-HOA PROPERTY
303709	420 Cathedral Drive	APPARENT NON-HOA PROPERTY
278597	7396 Glendale Dr	APPARENT NON-HOA PROPERTY
300524	4362 Fullwood Court	APPARENT NON-HOA PROPERTY
276589	9403 White Cedar Ct	APPARENT NON-HOA PROPERTY
276590	1136 Aprilia Lane	APPARENT NON-HOA PROPERTY
276612	9430 Vera Jones Ln	APPARENT NON-HOA PROPERTY
277598	11300 Alvanley Hills Ct	APPARENT NON-HOA PROPERTY
277914	2813 Smoke Place	APPARENT NON-HOA PROPERTY
278044	5906 Prestwick Lane	APPARENT NON-HOA PROPERTY
278321	3049 Rockingham Ct SW	APPARENT NON-HOA PROPERTY
278561	936 Clover Gap Dr	APPARENT NON-HOA PROPERTY
278821	288 Patrick Ave SW	APPARENT NON-HOA PROPERTY
278858	5860 Misty Forest Place NW	APPARENT NON-HOA PROPERTY
278869	5827 Briggs Dr	APPARENT NON-HOA PROPERTY
280301	445 First Turn Ct Sw	APPARENT NON-HOA PROPERTY
280631	312 Occidental Drive	APPARENT NON-HOA PROPERTY
280859	5308 Logos Ct	APPARENT NON-HOA PROPERTY
281270	226 Kendra Drive SW	APPARENT NON-HOA PROPERTY
300207	1113 Ametrine Lane	APPARENT NON-HOA PROPERTY
301032	4013 Fifendrum Lane	APPARENT NON-HOA PROPERTY
301336	13508 Willow Falls Road	APPARENT NON-HOA PROPERTY
304528	421 Breezewood Drive	APPARENT NON-HOA PROPERTY
304530	401 Breezewood Drive	APPARENT NON-HOA PROPERTY
274096	3110 DeVinci Ct	APPARENT NON-HOA PROPERTY
277518	5324 Corbett St	APPARENT NON-HOA PROPERTY

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Client Code	Address	HOA Status
279124	7263 Rock Castle Ave	APPARENT NON-HOA PROPERTY
279309	5216 Backwoodsman Ave	APPARENT NON-HOA PROPERTY
279393	5560 Merriweather Drive	APPARENT NON-HOA PROPERTY
279694	9151 Jewel Crystal Court	APPARENT NON-HOA PROPERTY
279877	4416 La Madre Way	APPARENT NON-HOA PROPERTY
280560	6400 Cosmo Lane	APPARENT NON-HOA PROPERTY
304849	460 Wright Way	APPARENT NON-HOA PROPERTY
275508	111 Mary Joe Martin Dr	APPARENT NON-HOA PROPERTY
273887	453 Capricorn St	APPARENT NON-HOA PROPERTY
274935	902 Beaufort Court	APPARENT NON-HOA PROPERTY
276017	1017 W Hills Terrace	APPARENT NON-HOA PROPERTY
276179	1253 Spring Water Drive	APPARENT NON-HOA PROPERTY
277175	310 Kirk Ln	APPARENT NON-HOA PROPERTY
277467	2221 Collier Court	APPARENT NON-HOA PROPERTY
277790	1027 Clear Stream Drive	APPARENT NON-HOA PROPERTY
277798	328 Capricorn St	APPARENT NON-HOA PROPERTY
277982	541 King St.	APPARENT NON-HOA PROPERTY
278141	7312 Meadow Creek Dr.	APPARENT NON-HOA PROPERTY
278510	1301 Burleson Street	APPARENT NON-HOA PROPERTY
278557	2602 Pioneer Ln	APPARENT NON-HOA PROPERTY
278620	1005 Wild Horse Way	APPARENT NON-HOA PROPERTY
278942	1247 Cleardale Drive	APPARENT NON-HOA PROPERTY
279166	508 Shell St	APPARENT NON-HOA PROPERTY
279582	6004 Wall St	APPARENT NON-HOA PROPERTY
280646	1014 Blackberry Trail	APPARENT NON-HOA PROPERTY
281407	1009 Springcreek Dr	APPARENT NON-HOA PROPERTY
300383	3720 Bridalwreath Drive	APPARENT NON-HOA PROPERTY
300386	612 Spruce Drive	APPARENT NON-HOA PROPERTY
300499	8440 Auburn Drive	APPARENT NON-HOA PROPERTY
301301	9312 Lisa Court	APPARENT NON-HOA PROPERTY
301966	1914 Palma Pita St	APPARENT NON-HOA PROPERTY
302246	112 Sandlewood Dr	APPARENT NON-HOA PROPERTY
303248	1082 Magnolia Lane	APPARENT NON-HOA PROPERTY
303454	4922 Bryant Ridge Rd.	APPARENT NON-HOA PROPERTY
280014	2886 Picadilly Cir	APPARENT NON-HOA PROPERTY
274047	7805 Bell Tower Ln	APPARENT NON-HOA PROPERTY
275839	6341 Linecrest Drive	APPARENT NON-HOA PROPERTY
275866	4029 River Garden Circle SW	APPARENT NON-HOA PROPERTY
276112	1347 Ambercrest Way	APPARENT NON-HOA PROPERTY
276308	137 McArthur Drive	APPARENT NON-HOA PROPERTY
276357	300 Citori Court	APPARENT NON-HOA PROPERTY

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Client Code	Address	HOA Status
277100	400 Invector Court	APPARENT NON-HOA PROPERTY
277102	405 Invector Court	APPARENT NON-HOA PROPERTY
278832	244 Bethany Manor Court	APPARENT NON-HOA PROPERTY
279359	409 Invector Court	APPARENT NON-HOA PROPERTY
279362	413 Invector Court	APPARENT NON-HOA PROPERTY
280324	4665 Whitesand Way	APPARENT NON-HOA PROPERTY
304412	7389 Ivy Trails Cv	APPARENT NON-HOA PROPERTY
277516	16763 N Thrasher Drive	APPARENT NON-HOA PROPERTY
278347	1511 Firewheel Dr	APPARENT NON-HOA PROPERTY
278489	1718 W Sarah Ann Dr	APPARENT NON-HOA PROPERTY
278925	1018 SW 9th Ct	APPARENT NON-HOA PROPERTY
279267	719 Rue Labeau Cir	APPARENT NON-HOA PROPERTY
280586	630 W Manor	APPARENT NON-HOA PROPERTY
281144	6923 Silver Grass Court	APPARENT NON-HOA PROPERTY
302135	2663 Candler Dr	APPARENT NON-HOA PROPERTY
303827	7110 Hillcrest Chase Drive	APPARENT NON-HOA PROPERTY
280042	8361 Pinnacle Dr	APPARENT NON-HOA PROPERTY
275075	4543 Roper Court	APPARENT NON-HOA PROPERTY
275414	333 Quince Court	APPARENT NON-HOA PROPERTY
275668	1205 Spring Breeze Circle	APPARENT NON-HOA PROPERTY
276188	3416 Helmsley Ave	APPARENT NON-HOA PROPERTY
281142	1837 Pacific Terrace Drive	APPARENT NON-HOA PROPERTY
281143	5124 Keswick Rd	APPARENT NON-HOA PROPERTY
281236	620 Maxley Court	APPARENT NON-HOA PROPERTY
281281	8021 Mt Harris Court	APPARENT NON-HOA PROPERTY
300156	1825 Klamath Falls Way	APPARENT NON-HOA PROPERTY
300647	9337 Leaping Lilly Ave	APPARENT NON-HOA PROPERTY
301477	8337 Granite Peak Ct	APPARENT NON-HOA PROPERTY
275526	9304 Aubrey Ct	APPARENT NON-HOA PROPERTY
301160	7407 Sandpiper Circle	APPARENT NON-HOA PROPERTY
276099	2102 Annbriar Ave	APPARENT NON-HOA PROPERTY
277214	101 Skylar Court	APPARENT NON-HOA PROPERTY

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